INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS
Schedule of short term investments
	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000

Available-for-sale investment:
Investment in a mutual fund	26,169	—	—

	26,169	—	—

Schedule of long term investments

	December 31,
	2015	2016
	RMB’000	RMB’000	US$’000
Cost investments:
PRC Fund	10,103	10,103	1,455
United States Fund	17,841	19,683	2,835
Investment in Flashapp Inc. (“Flashapp”)	12,240	12,240	1,763
Investment in ordinary shares of an unlisted company in PRC (“Investee A”)	6,000	6,000	864
Investment in preferred shares of an unlisted company in PRC (“Investee B”)	—	400	58

Available-for-sale investments:
Investment in preferred shares of an unlisted company in PRC (“Investee C”)	1,716	1,716	247
Investment in convertible loan of an unlisted company in Cayman Islands (“Investee D”)	3,973	3,973	572

Less: accumulated impairment	(1,716)	(19,956)	(2,874)

Total	50,157	34,159	4,920